Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Subsequent Events
Note 16. Subsequent Events
The Company has evaluated subsequent events through November 11, 2024, the date on which these condensed consolidated financial statements were available to be issued and has determined that the following subsequent events are reportable other than those disclosed elsewhere in the condensed consolidated financial statements.
On October 24, 2024, BurTech, Merger Sub, the Company and Burkhan entered into the Second Amendment to Merger Agreement. The Second Amendment to Merger Agreement amended the original merger agreement to revise the New Blaize Board designees to nine members, including four individuals to be designated by the Company and five independent directors, designated by the Company after consultation, in good faith, with BurTech regarding the determination of the independent directors, with the chairman designated until a new chairperson is appointed by the New Blaize Board.
On October 24, 2024, the Company’s Board of Directors approved the issuance of a total of 900,000 common stock options to a director and an executive officer. Additionally, contingent on shareholder approval for an increase in the number of shares issuable under the 2011 Amended Plan, the Board approved the issuance of 21,329,457 contingently exercisable common stock options and the cancellation of 135,400 restricted stock units. Finally, contingent upon the close of the proposed merger on or before December 31, 2024 and continued employment or services to the Company on the applicable grant date, the Board approved the issuance of 6,936,285 restricted stock units under the New Blaize equity plan.

Note 17. Subsequent Events
The Company has evaluated subsequent events through September 5, 2024, the date
on which these consolidated financial statements were available to be issued and has determined that the following subsequent events are reportable other than those disclosed elsewhere in the consolidated financial statements.
In March 2024, the Company entered into an agreement with its primary third-party contract manufacturer related to past due amounts owed as of February 26, 2024. Under the agreement, the Company agreed to make payment on past due amounts pursuant to an agreed-upon schedule. The past due amounts that existed at December 31, 2023 that were incorporated into this agreement totaled $8.3 million and were included in accounts payable and accrued expenses and other current liabilities within the consolidated balance sheet at December 31, 2023.
From January 2024 through the date these consolidated financial statements were available to be issued, the Company received $110.7 million in proceeds from the issuance of 10% secured convertible notes under a new note purchase agreement dated July 3, 2023 (the “2023 NPA”), as amended on August 1, 2023 and April 22, 2024. These convertible notes have a stated maturity date, as of April 22, 2024, of December 31, 2025, however, are subject to automatic conversion upon the consummation of a SPAC Transaction, as defined, subject to conversion or repayment at maturity or upon a Next Equity Financing, as defined, and are subject to repayment upon a Corporate Transaction, as defined. Investors in these secured convertible notes also received warrants to purchase equity shares of the Company. Of the $110.7 million in proceeds, $11.5 million was received from BurTech, $2.4 million from outside individual third-parties, and the remaining $96.8 million was received from a separate third-party group of investors (the “RT Parties”) in connection with an agreement to provide convertible note financing of up to $125.0 million (the “Blaize Note Financing Agreement”). Under this separate agreement, the RT Parties and their transferees or distributes will not be required to execute any lock-up
or similar agreement restricting transfer or disposition of all shares of common stock of Blaize issuable upon the conversion of the notes, all Company shares issuable upon the exercise of warrant issued to RT Parties as well as all securities of New Blaize to be issued to the RT Parties upon consummation of the merger.
On April 22, 2024, Blaize, BurTech, BurTech Merger Sub Inc., and Burkhan entered into an amendment to the Merger Agreement (the “April Amendment”). The April Amendment amended the original Merger Agreement to make certain adjustments in connection with the Blaize Note Financing and additional related warrant financing including an increase in the base purchase price and changes to certain definitions and terms. The April Amendment also revised the aggregate reserve size under the Company’s post-merger Equity Incentive Plan and Employee Stock Purchase Plan to 20% and the evergreen percentage for the Equity Incentive Plan to 7%.
On April 22, 2024, the Company amended and restated the Burkhan
Pre-funded
Warrant to reduce the number of BurTech Class A common stock shares to which the holder is entitled upon exchange of the Company common shares issuable upon exercise of the warrant. The number of BurTech Class A common stock shares was reduced from a maximum of 6,833,333 share to a fixed 2,000,000 shares. This amendment, in turn, reduces the applicable number of Company common shares to up issued to the holder upon exercise. In conjunction with its participation in the Blaize Note Financing Agreement, one of the RT Parties received a new and separate pre-funded
warrant with an exercise price of $45,000 that entitles the RT Party investor to receive 4.5 million shares of BurTech Class A common stock, also via the issuance of Company common shares upon exercise that are subject to exchange into BurTech Class A common stock upon the closing of the Merger.
On April 22, 2024, the Company, BurTech LP LLC, BurTech entered into a Backstop Subscription Agreement. Pursuant to the Backstop Subscription Agreement, in the event that the amount of cash in BurTech’s trust account following redemptions and before payment of expenses is less than $30,000,000, BurTech LP LLC shall purchase, prior to or substantially concurrently with the closing of the Merger, a number of shares of Class A common stock of BurTech equal to the difference between $30,000,000 minus the Trust Amount divided by $10.00 per share. The April Amendment also amended various definitions and covenants to reflect the funding commitment of the BurTech’s Sponsor pursuant to the Backstop Subscription Agreement.
On April 22, 2024, BurTech LP LLC and BurTech entered into a letter agreement. Under this agreement, conditioned upon the occurrence of the closing of the Merger, BurTech LP LLC agreed to forfeit 2,000,000 BurTech Shares to be effective immediately prior to the closing.
The
Lock-Up
Agreement attached to the Merger Agreement was also amended on April 22, 2024 to include certain consent requirements to the transfer of the Burkhan Warrant Stock and grant the Company Board of Directors the discretion to determine whether certain persons will be subject to the lock-up
requirements.
On April 22, 2024, the Company amended and restated the terms of the 2023 NPA to accommodate a new group of lenders, the “Final Closing Lender”, defined as any lender who purchases a related convertible note on or after April 22, 2024. The conversion price upon a SPAC Transaction for a Final Closing Lender is defined as a price per share that would entitle the Final Closing Lender to receive a number of BurTech Class A common stock equal to the outstanding principal and accrued interest divided by 5. In addition, the per share exercise price of the related 2023 Convertible Note Warrants upon a SPAC Transaction was amended to $11.50.
In April 2024, the Company repaid all principal and accrued interest outstanding on the Demand Notes.
In July 2024, the Company executed a new maintenance agreement requiring future payments approximating $0.9 million through December 2025.

BURTECH ACQUISITION CORP [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 9. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
On October 15, 2024, the Sponsor deposited $130,370 into the Trust account to extend the life of the Company from October 15, 2024 to November 15, 2024.
On October 10, 2024 and October 30, 2024 the Company was advanced an additional $10,000 and $80,000, respectively on each date, from its Sponsor for payment of operating expenses and ongoing business operations.

NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than below, that would have required adjustment or disclosure in the consolidated financial statements.
On January 16, 2024, February 9, 2024, March 12, 2024 and April 10, 2024, as disclosed in Note 1, the Sponsor deposited $130,370 on each date into the Trust account to extend the life of the Company from January 15, 2024 to May 15, 2024.
On April 22, 2024, as disclosed in Note 6, the Company amended its Merger Agreement.
On April 26, 2024, as disclosed in Note 6, the Company amended its Underwriting Agreement.
On April 26, 2024, as disclosed in Note 1, the Company received confirmation of compliance from NASDAQ.